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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-21308
                                    ---------

THE CHINA-U.S. GROWTH FUND
--------------------------
(Exact name of registrant as specified in charter)

111 FIFTH AVENUE - 2ND FLOOR, NEW YORK, NY                         10003
--------------------------------------------------------------------------------
 (Address of principal executive offices)                        (Zip code)


FRED ALGER MANAGEMENT, INC., ATTN:  FREDERICK A. BLUM, 111 FIFTH AVENUE,
NEW YORK, NY  10003
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 547-3652
                                                    ----------------------------

Date of fiscal year end: 10/31/03
                         -------------------------------------------------------

Date of reporting period: 07/01/03 - 06/30/2004
                          ------------------------------------------------------

    Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21308
Reporting Period: 07/01/2003 - 06/30/2004
The China US Growth Fund









========================== THE CHINA U.S GROWTH FUND ===========================


AMERICAN INTERNATIONAL GROUP, INC.

Ticker:       AIG            Security ID:  026874107
Meeting Date: MAY 19, 2004   Meeting Type: Annual
Record Date:  MAR 26, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director M. Bernard Aidinoff       For       For        Management
1.2   Elect  Director Pei-Yuan Chia             For       For        Management
1.3   Elect  Director Marshall A. Cohen         For       For        Management
1.4   Elect  Director Willaim S. Cohen          For       For        Management
1.5   Elect  Director Martin S. Feldstein       For       For        Management
1.6   Elect  Director Ellen V. Futter           For       For        Management
1.7   Elect  Director Maurice R. Greenberg      For       For        Management
1.8   Elect  Director Carla A. Hills            For       For        Management
1.9   Elect  Director Frank J. Hoenemeyer       For       For        Management
1.10  Elect  Director Richard C. Holbrooke      For       For        Management
1.11  Elect  Director Donald P. Kanak           For       For        Management
1.12  Elect  Director Howard I. Smith           For       For        Management
1.13  Elect  Director Martin J. Sullivan        For       For        Management
1.14  Elect  Director Edmund S.W. Tse           For       For        Management
1.15  Elect  Director Frank G. Zarb             For       For        Management
2     Approve Executive Incentive Bonus Plan    For       For        Management
3     Approve Non-Employee Director Stock       For       For        Management
      Option Plan
4     Ratify Auditors                           For       For        Management
5     Report on Political                       Against   Against    Shareholder
      Contributions/Activities
6     Divest from Tobacco Equities              Against   Against    Shareholder
7     Link Executive Compensation to Predatory  Against   Against    Shareholder
      Lending


--------------------------------------------------------------------------------

AVON PRODUCTS, INC.

Ticker:       AVP            Security ID:  054303102
Meeting Date: MAY 6, 2004    Meeting Type: Annual
Record Date:  MAR 15, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Edward T. Fogarty         For       For        Management
1.2   Elect  Director Susan J. Kropf            For       For        Management
1.3   Elect  Director Maria Elena Lagomasino    For       Withhold   Management
2     Ratify Auditors                           For       For        Management

3     Increase Authorized Common Stock          For       For        Management
4     Declassify the Board of Directors         Against   For        Shareholder
5     Report on Feasibility of Removing         Against   Against    Shareholder
      Parabens from Company Products
6 Report on Feasibility of Removing Dibutyl Against Against Shareholder Phthalate from Company Products


--------------------------------------------------------------------------------

AXCELIS TECHNOLOGIES INC

Ticker:       ACLS           Security ID:  054540109
Meeting Date: APR 29, 2004   Meeting Type: Annual
Record Date:  MAR 8, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Gary L. Tooker            For       For        Management
1.2   Elect  Director Patrick H. Nettles        For       For        Management
1.3   Elect  Director Alexander M. Cutler       For       Withhold   Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

DANAHER CORP.

Ticker:       DHR            Security ID:  235851102
Meeting Date: MAY 4, 2004    Meeting Type: Annual
Record Date:  MAR 10, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director  Steven M. Rales          For       For        Management
1.2   Elect  Director  John T. Schwieters       For       For        Management
1.3   Elect  Director  Alan G. Spoon            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Stock Option Plan                   For       For        Management
4     Develop Charter Language on Board         Against   Against    Shareholder
      Diversity


--------------------------------------------------------------------------------

DOVER CORP.

Ticker:       DOV            Security ID:  260003108
Meeting Date: APR 20, 2004   Meeting Type: Annual
Record Date:  FEB 27, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David H. Benson           For       For        Management
1.2   Elect  Director Jean-Pierre M. Ergas      For       For        Management
1.3   Elect  Director Kristiane C. Graham       For       For        Management
1.4   Elect  Director Ronald L. Hoffman         For       For        Management
1.5   Elect  Director James L. Koley            For       For        Management
1.6   Elect  Director Richard K. Lochridge      For       For        Management
1.7   Elect  Director Thomas L. Reece           For       For        Management
1.8   Elect  Director Bernard G. Rethore        For       For        Management
1.9   Elect  Director Gary L. Roubos            For       Withhold   Management
1.10  Elect  Director Michael B. Stubbs         For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Other Business                            For       Against    Management


--------------------------------------------------------------------------------

FINDWHAT.COM

Ticker:       FWHT           Security ID:  317794105
Meeting Date: JUN 4, 2004    Meeting Type: Annual
Record Date:  APR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Issue Shares in Connection with an        For       For        Management
      Acquisition
2     Approve Omnibus Stock Plan                For       For        Management
3     Approve Option Replacement Plan           For       For        Management
4.1   Elect  Director C.A. Pisaris-Henderson    For       For        Management
4.2   Elect  Director Kenneth E. Christensen    For       For        Management
4.3   Elect  Director Lee Simonson              For       For        Management
4.4   Elect  Director Phillip R. Thune          For       For        Management
4.5   Elect  Director Jerry Della Femina        For       For        Management
4.6   Elect  Director David J. Londoner         For       For        Management
4.7   Elect  Director Frederick E. Guest Ii     For       For        Management
4.8   Elect  Director Daniel B. Brewster, Jr.   For       For        Management
5     Increase Authorized Common Stock          For       Against    Management
6     Change State of Incorporation from Nevada For       For        Management
      to Delaware


--------------------------------------------------------------------------------

FOSSIL, INC.

Ticker:       FOSL           Security ID:  349882100
Meeting Date: MAY 26, 2004   Meeting Type: Annual
Record Date:  MAR 31, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Tom Kartsotis             For       Withhold   Management
1.2   Elect  Director Jal S. Shroff             For       Withhold   Management
1.3   Elect  Director Donald J. Stone           For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management


--------------------------------------------------------------------------------

INTEGRATED SILICON SOLUTION, INC.

Ticker:       ISSI           Security ID:  45812P107
Meeting Date: FEB 27, 2004   Meeting Type: Annual
Record Date:  DEC 31, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jimmy S.M. Lee            For       For        Management
1.2   Elect  Director Gary L. Fischer           For       For        Management
1.3   Elect  Director Lip-Bu Tan                For       For        Management
1.4   Elect  Director Hide L. Tanigami          For       For        Management
1.5   Elect  Director Chun Win Wong             For       For        Management
1.6   Elect  Director Bruce A. Wooley           For       For        Management
2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

IPASS INC.

Ticker:       IPAS           Security ID:  46261V108
Meeting Date: JUN 4, 2004    Meeting Type: Annual
Record Date:  APR 15, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Peter G. Bodine           For       For        Management
1.2   Elect  Director Arthur C. Patterson       For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

PHELPS DODGE CORP.

Ticker:       PD             Security ID:  717265102
Meeting Date: MAY 28, 2004   Meeting Type: Annual
Record Date:  APR 8, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Marie L. Knowles          For       For        Management
1.2   Elect  Director Jon C. Madonna            For       For        Management
1.3   Elect  Director Gordon R. Parker          For       For        Management
1.4   Elect  Director Robert D. Johnson         For       For        Management
2     Cease Charitable Contributions            Against   Against    Shareholder


--------------------------------------------------------------------------------

QUIKSILVER, INC.

Ticker:       ZQK            Security ID:  74838C106
Meeting Date: MAR 26, 2004   Meeting Type: Annual
Record Date:  FEB 6, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director William M. Barnum, Jr.    For       For        Management
1.2   Elect  Director Charles E. Crowe          For       Withhold   Management
1.3   Elect  Director Michael H. Gray           For       For        Management
1.4   Elect  Director Robert G. Kirby           For       Withhold   Management
1.5   Elect  Director Bernard Mariette          For       Withhold   Management
1.6   Elect  Director Robert B. McKnight, Jr.   For       Withhold   Management
1.7   Elect  Director Franck Riboud             For       Withhold   Management
1.8   Elect  Director Tom Roach                 For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Approval of the Terms of the Executive    For       For        Management
      Incentive Plan


--------------------------------------------------------------------------------

TAIWAN SEMICONDUCTOR MANUFACTURING CO.

Ticker:       TSM.P          Security ID:  874039100
Meeting Date: MAY 11, 2004   Meeting Type: Annual
Record Date:  MAR 15, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO ACCEPT 2003 BUSINESS REPORT AND        For       For        Management
      FINANCIAL STATEMENTS.
2     TO APPROVE THE PROPOSAL FOR DISTRIBUTION  For       For        Management
      OF 2003 PROFITS.
3     TO APPROVE THE CAPITALIZATION OF 2003     For       For        Management
      DIVIDENDS AND EMPLOYEE PROFIT SHARING.


--------------------------------------------------------------------------------

UCBH HOLDINGS, INC.

Ticker:       UCBH           Security ID:  90262T308
Meeting Date: APR 29, 2004   Meeting Type: Annual
Record Date:  FEB 29, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Anthony Y. Chan           For       For        Management
1.2   Elect  Director Joseph J. Jou             For       For        Management
1.3   Elect  Director Dr. Godwin Wong           For       For        Management
1.4   Elect  Director Thomas S. Wu              For       For        Management
2     Amend Certificate to Remove Anti-Takeover For       For        Management
      Provision
3     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

UNITED TECHNOLOGIES CORP.

Ticker:       UTX            Security ID:  913017109
Meeting Date: APR 14, 2004   Meeting Type: Annual
Record Date:  FEB 17, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Betsy J. Bernard          For       For        Management
1.2   Elect  Director George David              For       For        Management
1.3   Elect  Director Jean-Pierre Garnier       For       For        Management
1.4   Elect  Director Jamie S. Gorelick         For       For        Management
1.5   Elect  Director Charles R. Lee            For       For        Management
1.6   Elect  Director Richard D. McCormick      For       For        Management
1.7   Elect  Director Harold McGraw III         For       For        Management
1.8   Elect  Director Frank P. Popoff           For       For        Management
1.9   Elect  Director H. Patrick Swygert        For       For        Management
1.10  Elect  Director Andre Villeneuve          For       For        Management
1.11  Elect  Director H. A. Wagner              For       For        Management
1.12  Elect  Director Christine Todd Whitman    For       For        Management
2     Ratify Auditors                           For       For        Management
3     Disclosure of Executive Compensation      Against   Against    Shareholder
4     Develop Ethical Criteria for Military     Against   Against    Shareholder
      Contracts
5     Performance-Based/Indexed Options         Against   For        Shareholder
6     Separate Chairman and CEO Positions       Against   For        Shareholder


--------------------------------------------------------------------------------

UTSTARCOM, INC.

Ticker:       UTSI           Security ID:  918076100
Meeting Date: MAY 14, 2004   Meeting Type: Annual
Record Date:  MAR 29, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Thomas J. Toy             For       For        Management
1.2   Elect  Director Ying Wu                   For       Withhold   Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

YUM BRANDS, INC.

Ticker:       YUM            Security ID:  988498101
Meeting Date: MAY 20, 2004   Meeting Type: Annual
Record Date:  MAR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Robert Holland, Jr.       For       For        Management
1.2   Elect  Director David C. Novak            For       For        Management
1.3   Elect  Director Jackie Trujillo           For       For        Management
2     Approve Executive Incentive Bonus Plan    For       For        Management
3     Ratify Auditors                           For       For        Management
4     Adopt Smoke-Free Restaurant Policy        Against   Against    Shareholder
5     Prepare a Sustainability Report           Against   For        Shareholder
6     Adopt MacBride Principles                 Against   Against    Shareholder
7     Report on Genetically Modified Organisms  Against   Against    Shareholder
      (GMO)
8     Report on Animal Welfare Standards        Against   Against    Shareholder

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The China - U.S. Growth Fund
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Frederick A. Blum
                        --------------------------------------------------------
                        Frederick A. Blum, Treasurer

Date August 19, 2004
     ---------------------------------------------------------------------------

     o Print the name and title of each signing officer under his or her signature.